DREYFUS INVESTMENT GRADE BOND FUNDS, INC.:
                     - DREYFUS INTERMEDIATE TERM INCOME FUND
                     - DREYFUS SHORT TERM INCOME FUND
                     - DREYFUS YIELD ADVANTAGE FUND
                     - DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND

                          SUPPLEMENT DATED MAY 2, 2002
                                 TO THE COMBINED
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2001

      THE FOLLOWING REPLACES THE THIRD SENTENCE OF THE FOURTH PARAGRAPH OF THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED:
"MANAGEMENT ARRANGEMENTS - INVESTMENT ADVISER."

      The Dreyfus taxable fixed income team manages each Fund and consists of the following persons: Gerald Thunelius, Kenneth Smalley, Greg Jordan, Michael Hoeh, Samuel Weinstock, William Howarth, Martin Fetherston and Keith Chan.